Employee Benefits	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Employee Benefits
37	EMPLOYEE BENEFITS

Composition	12/31/2022	12/31/2021	12/31/2020
Remunerations	53,579,236	54,584,335	57,856,798
Payroll taxes	13,220,901	12,594,534	12,974,633
Compensations and bonuses to employees	8,115,316	7,611,677	5,733,506
Employee services	2,722,838	2,116,182	1,641,345

Total	77,638,291	76,906,728	78,206,282